RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Right Of Use Assets
SCHEDULE OF RIGHT OF USE ASSETS

Total
Cost
Balance at December 31, 2019	$159,539
Leases acquired in the Acquisition	83,428
Balance at December 31, 2020	$242,967
Additions	447,242
Lease removal	(7,092)
Balance at December 31, 2021	$683,117

Accumulated depreciation
Balance at December 31, 2019	$29,545
Charge for the year	69,003
Balance at December 31, 2020	$98,548
Historical correction	7,152
Charge for the year	109,311
Balance at December 31, 2021	$215,011

Net book value:
December 31, 2020	$144,419
December 31, 2021	$468,106